Scharf Multi-Asset Opportunity Fund
Schedule of Investments - December 31, 2023 (Unaudited)
Shares		Value
	Common Stocks —66.6%
	Aerospace & Defense — 1.5%
1,682	Lockheed Martin Corp.	$762,350

	Beverages — 3.2%
15,656	Heineken N.V. (a)	1,589,036

	Capital Markets — 3.5%
42,714	Brookfield Corp.	1,713,686

	Commercial Services & Supplies — 2.2%
39,976	MillerKnoll, Inc.	1,066,560

	Electric Utilities — 0.7%
7,969	Portland General Electric Co.	345,376

	Financial Services — 10.3%
5,564	Berkshire Hathaway, Inc. - Class B (b)	1,984,456
12,644	Fiserv, Inc. (b)	1,679,629
5,547	Visa, Inc. - Class A	1,444,162
		5,108,247

	Ground Transportation — 6.6%
8,865	Canadian Pacific Kansas City Ltd.	700,867
17,005	U-Haul Holding Co.	1,197,832
5,541	Union Pacific Corp.	1,360,981
		3,259,680

	Health Care Equipment & Supplies — 2.0%
71,675	Smith & Nephew PLC (a)	985,322

	Health Care Providers & Services — 10.6%
20,564	Centene Corp. (b)	1,526,054
18,825	CVS Health Corp.	1,486,422
4,771	McKesson Corp.	2,208,878
		5,221,354

	Hotels, Restaurants & Leisure — 3.4%
273	Booking Holdings, Inc. (b)	968,391
26,207	Compass Group PLC (a)	716,865
		1,685,256

	Insurance — 3.2%
1,098	Markel Group, Inc. (b)	1,559,050

	Interactive Media & Services — 0.7%
9,504	Match Group, Inc. (b)	346,896

	Media — 5.9%
47,672	Comcast Corp. - Class A	2,090,417
9,311	Walt Disney Co.	840,690
		2,931,107

	Personal Care Products — 2.4%
1	Kenvue, Inc.	21
24,676	Unilever PLC - ADR	1,196,292
		1,196,313

	Pharmaceuticals — 2.4%
11,849	Novartis AG - ADR	1,196,394

	Software — 6.1%
4,457	Microsoft Corp.	1,676,010
12,899	Oracle Corp.	1,359,942
		3,035,952

	Specialty Retail — 1.9%
24,433	Valvoline, Inc. (b)	918,192
	Total Common Stocks (Cost $23,135,795)	32,920,771

	Preferred Stocks —3.3%
	Closed-end Funds — 0.7%
6,900	GDL Fund - Series C, 4.00%	340,515

	Technology Hardware, Storage & Peripherals — 2.6%
26,435	Samsung Electronics Co. Ltd.	1,278,749
	Total Preferred Stocks (Cost $793,166)	1,619,264

	REITs —3.1%
	Office REITs — 0.0%
1	Orion Office REIT, Inc.	6

	Retail REITs — 3.1%
26,320	Realty Income Corp.	1,511,294
	Total REITs (Cost $1,547,391)	1,511,300

	Exchange-Traded Funds — 3.9%
35,295	iShares Silver Trust (b)	768,725
6,143	SPDR Gold Shares (b)	1,174,357
	Total Exchange-Traded Funds (Cost $1,344,878)	1,943,082

Principal Amount
	Corporate Bonds — 5.8%
	Beverages — 0.6%
	Coca-Cola Consolidated, Inc.
$150,000	3.800%, 11/25/2025	147,117
	Coca-Cola Refreshments USA LLC
125,000	6.750%, 9/15/2028	138,010
		285,127
	Capital Markets — 2.6%
	Charles Schwab Corp.
350,000	5.375% (5 Year CMT Rate + 4.971%), 5/1/2025 (c)	346,170
	Goldman Sachs Group, Inc.
1,001,000	6.406% (CME Term SOFR 3 Month + 1.029%), 6/1/2043 (c)	838,057
	JPMorgan Chase Financial Co. LLC
100,000	5.000%, 9/16/2027	98,362
		1,282,589
	Consumer Discretionary — 0.3%
	Amazon.com, Inc.
150,000	5.200%, 12/3/2025	151,851

	Food Products — 0.3%
	Conopco, Inc.
150,000	7.250%, 12/15/2026	160,893

	Petroleum and Coal Products Manufacturing — 1.1%
	Murphy Oil USA, Inc.
557,000	5.625%, 5/1/2027	553,044

	Pharmaceuticals — 0.3%
	Wyeth LLC
150,000	6.450%, 2/1/2024	150,062

	Technology Hardware, Storage & Peripherals — 0.6%
	Apple, Inc.
145,000	0.700%, 2/8/2026	134,400
	International Business Machines Corp.
150,000	7.000%, 10/30/2025	156,313
	Total Corporate Bonds (Cost $2,824,653)	2,874,279

	Municipal Bonds — 6.5%
	California Health Facilities Financing Authority, Revenue Bonds, Persons with Developmental Disabilities
95,000	7.875%, 2/1/2026	95,211
	California Infrastructure & Economic Development Bank
130,000	3.250%, 7/1/2026	125,561
	City of New York, General Obligation, Build America Bonds
175,000	5.887%, 12/1/2024	176,156
35,000	5.424%, 3/1/2025	35,137
	City of Pasadena CA
100,000	Series B, 4.625%, 5/1/2038	99,900
	City of San Jose CA
175,000	2.600%, 9/1/2027	164,946
	City of Seattle WA Drainage & Wastewater Revenue
150,000	5.550%, 11/1/2039	159,278
	Lake of Elsinore California Improvement Bond Act 1915
150,000	1.153%, 9/2/2025	140,499
	Los Angeles Department of Water & Power Water System Revenue
85,000	5.381%, 7/1/2024	85,102
	Los Angeles Unified School District/CA
230,000	5.720%, 5/1/2027	236,079
	San Francisco Bay Area Toll Authority, Revenue Bonds
55,000	6.793%, 4/1/2030	57,799
	San Francisco City & County Airport Comm-San Francisco International Airport
180,000	2.293%, 5/1/2028	164,278
	San Jose Redevelopment Agency Successor Agency
250,000	3.176%, 8/1/2026	241,121
	State of California
100,000	3.375%, 4/1/2025	98,313
200,000	2.650%, 4/1/2026	192,140
150,000	7.500%, 4/1/2034	182,298
150,000	5.125%, 3/1/2038	151,806
	State of California, Build America Bonds
15,000	4.988%, 4/1/2039	14,921
	State of Georgia, School Construction Bonds
15,000	4.350%, 2/1/2029	15,001
	State of Hawaii, Build America Bonds, Taxable
25,000	5.100%, 2/1/2024	24,999
	State of Mississippi
100,000	4.511%, 11/1/2024	99,762
	State of Oregon
300,000	5.052%, 8/1/2043	299,460
	Toledo City School District, General Obligation Bond, Taxable
225,000	5.000%, 12/1/2024	224,812
	University of California, Build America Bonds
100,000	6.296%, 5/15/2050	105,343
	Total Municipal Bonds (Cost $3,244,284)	3,189,922

	Other Securities — 3.1%
	Independent Power & Renewable Elec Producers — 3.1%
	Tennessee Valley Authority
32,700	Series D, 2.134% (30 Year CMT Rate + 0.940%), 6/1/2028 (c)	753,408
33,100	Series A, 2.216% (30 Year CMT Rate + 0.840%), 5/1/2029 (c)	756,004
	Total Other Securities (Cost $1,573,651)	1,509,412

	U.S. Government Notes/Bonds — 2.0%
	United States Treasury Note/Bond
960,000	5.000%, 10/31/2025	971,213
	Total U.S. Government Notes/Bonds (Cost $961,184)	971,213
Shares/Principal Amount
	Short-Term Investments — 6.0%
	Money Market Fund — 1.1%
535,483	First American Treasury Obligations Fund, Class Z, 5.25% (d)	535,483
	U.S. Treasury Bills — 4.9%
$760,000	5.383%, 2/15/2024 (e)	755,137
625,000	5.221%, 2/22/2024 (e)	620,358
350,000	5.462%, 3/21/2024 (e)	346,016
705,000	5.362%, 5/16/2024 (e)	691,496
		2,413,007
	Total Short-Term Investments (Cost $2,947,917)	2,948,490
	Total Investments (Cost $38,372,919) — 100.3%	49,487,733
	Liabilities in Excess of Other Assets — (0.3)%	(81,199)
	Total Net Assets — 100.00%	$49,406,534

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
CMT - Constant Maturity Treasury N.V.- Naamloze Vennootschap
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SPDR - Standard & Poor's Depositary Receipt
SOFR - Secured Overnight Financing Rate

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2023.
(d)	Rate shown represents the 7-day annualized yield as of December 31, 2023.
(e)	Rate shown is the discount rate at December 31, 2023.

Scharf Multi-Asset Opportunity Fund
Summary of Fair Value Disclosure at December 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2023:

Scharf Multi-Asset Opportunity Fund
Summary of Fair Value Disclosure at December 31, 2023 (Unaudited)
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$32,920,771	$–	$–	$32,920,771
Municipal Bonds	–	3,189,922	–	3,189,922
Corporate Bonds	–	2,874,279	–	2,874,279
Exchange-Traded Funds	1,943,082	–	–	1,943,082
Preferred Stocks	1,619,264	–	–	1,619,264
Other Securities	1,509,412	–	–	1,509,412
REITs	1,511,300	–	–	1,511,300
U.S. Government Notes/Bonds	–	971,213	–	971,213
Money Market Fund	535,483	–	–	535,483
U.S. Treasury Bills	–	2,413,007	–	2,413,007
Total Investments	$40,039,312	$9,448,421	$–	$49,487,733

Refer to the Schedule of Investments for industry classifications.